Accounts, other receivables, and publisher advance (Details Narrative) - USD ($)	9 Months Ended
	May 31, 2022	Mar. 31, 2021	Feb. 28, 2021	Feb. 07, 2021
IfrsStatementLineItems [Line Items]
Advance amount receivable	$ 2,351,435			$ 6,000,000
Publisher advance amount	6,000,000
Repayments on advance deducted from payables to customer	$ 3,648,565
Frankly Media LLC [Member]
IfrsStatementLineItems [Line Items]
Advance amount receivable		$ 1,000,000	$ 1,000,000	$ 4,000,000